Business acquisition West Vela (Summary of Acquisition Transaction) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended	0 Months Ended
	Dec. 31, 2014	Nov. 04, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Cash	$ 1,796.2
Working capital adjustments	(2.2)
Fair value of total consideration transferred	1,794.0
Goodwill	3.2		0
West Vela
Business Acquisition [Line Items]
Cash		467.0
Mobilization payable		73.7
Contingent consideration		65.7
Working capital adjustments		(6.0)
Fair value of total consideration transferred		600.4
Cash		1.9
Current assets		61.4
Intangible asset - favorable drilling contract		204.7
Drilling unit		755.8
Non current assets		61.8
Long term interest bearing debt		(433.1)
Current liabilities		(52.3)
Total identifiable net assets		600.2
Goodwill		0.2
Total		$ 600.4